Financial Instruments With Off-Balance Sheet Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments With Off Balance Sheet Risk [Abstract]
Summary of Outstanding Contract Amounts of Off Balance Sheet Credit Risk Related Financial Instruments

(In Thousands)	June 30, 2022	December 31, 2021
Unfunded commitments under lines of credit:
Home equity loans	$36,193	$17,774
Commercial real estate, construction, and land development	29,012	20,609
Commercial and industrial	115,107	100,440
Other	8,797	6,244

Total	$189,109	$145,067

At December 31, 2021 and 2020, the following financial instruments were outstanding whose contract amounts represent credit risk:

(In Thousands)	December 31, 2021	December 31, 2020
Unfunded commitments under lines of credit:
Home equity loans	$17,774	$6,815
Commercial real estate, construction, and land development	20,609	3,801
Commercial and industrial	100,440	35,517
Other	6,244	1,081

Total	$145,067	$47,214